UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21034

                       SANFORD C. BERNSTEIN FUND II, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. II - Intermediate Duration
Institutional Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
MORTGAGE PASS-THRUS-38.7%
AGENCY ARMS-2.0%
Federal National Mortgage Association
   4.408%, 8/01/34(a)(b)                             $     3,149   $  3,160,815
   4.241%, 9/01/34(a)(b)                                   2,870      2,877,021
   4.10%, 10/01/34(a)(b)                                   1,538      1,510,188
   4.73%, 4/01/35(a)(b)                                    1,070      1,066,026
   5.803%, 3/01/36(a)(b)                                   3,551      3,579,524
   5.49%, 5/01/36(a)(b)                                      991        993,588
   5.939%, 6/01/36(a)(b)                                   2,609      2,622,967
                                                                  - -----------
                                                                     15,810,129
                                                                  - -----------
FIXED RATE 15-YEAR-5.3%
Federal National Mortgage Association
   5.00%, 4/01/19-2/01/21(a)                              20,995     20,676,808
   4.50%, 4/01/20-7/01/21(a)                              22,598     21,803,418
                                                                  - -----------
                                                                     42,480,226
                                                                  - -----------
FIXED RATE 30-YEAR-29.4%
Federal Home Loan Mortgage Corp.
   4.50%, 8/01/35-1/01/36(a)                              15,297     14,332,694
Federal National Mortgage Association
   5.50%, 4/01/33-5/01/36(a)                             107,632    106,452,525
   6.50%, 1/01/36(a)                                       2,530      2,582,427
   5.00%, 2/01/36(a)                                      21,367     20,634,752
   6.00%, TBA(c)                                          34,305     34,530,109
   6.50%, TBA(c)                                          23,595     24,037,406
Government National Mortgage Association
   6.00%, 2/15/36-4/15/36(a)                              13,156     13,339,591
   6.00%, TBA(a)(c)                                       17,415     17,640,210
                                                                   ------------
                                                                    233,549,714
                                                                   ------------
NON-AGENCY ARMS-2.0%
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
   5.937%, 1/25/36(a)(b)                                   2,454      2,471,340
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.11%, 5/25/35(a)(b)                                    3,674      3,627,965


3 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.252%, 5/25/36(a)(b)                             $     1,953   $  1,974,935
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 2A1
   6.189%, 3/25/36(a)(b)                                   2,911      2,953,135
Residential Funding Mortgage Securities I, Inc.
   Series 2005-SA3 Class 3A
   5.239%, 8/25/35(a)(b)                                   2,387      2,364,611
Structured Adjustable Rate Mortgage Loan Trust
   Series 2006-3 Class 2A1
   6.009%, 4/25/36(a)(b)                                   2,412      2,449,191
                                                                   ------------
                                                                     15,841,177
                                                                   ------------
Total Mortgage Pass-Thrus
   (cost $308,417,797)                                              307,681,246
                                                                   ------------
NON-US DOLLAR-15.2%
GOVERNMENT-RELATED - SOVEREIGNS-13.4%
Japan Government
   0.70%, 6/20/10(a)                           JPY     6,136,300     50,979,785
   1.80%, 9/20/16(a)                                     515,950      4,387,663
Norway (Kingdom of)
   6.00%, 5/16/11(a)                           NOK        32,598      5,556,727
Sweden (Kingdom of)
   5.00%, 1/28/09(a)                           SEK        54,450      8,150,857
   5.25%, 3/15/11(a)                                     115,090     17,727,621
United Mexican States
   8.00%, 12/24/08-12/19/13(a)                 MXN       166,190     15,730,460
   9.00%, 12/20/12(a)                                     36,680      3,658,493
                                                                   ------------
                                                                    106,191,606
                                                                   ------------
INFLATION-LINKED SECURITIES-1.8%
Japan Government
   .80%, 9/10/15(a)                            JPY     1,753,920     14,319,639
                                                                   ------------
Total Non-US Dollar
   (cost $119,106,822)                                              120,511,245
                                                                   ------------


           SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
                           INSTITUTIONAL PORTFOLIO o 4

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
CORPORATES - INVESTMENT GRADE-12.1%
CORPORATES-12.1%
Financial Institutions-3.6%
Banking-1.9%
Barclays Bank PLC
   Callable 6/15/11 @ 100.00
   8.55%, 9/29/49(a)(b)(d)                           $     1,400   $  1,566,666
BOI Capital Funding Number 2
   Callable 2/01/16 @ 100.00
   5.571%, 2/01/49(a)(d)                                     300        292,984
Citigroup, Inc.
   Subordinated Note
   5.00%, 9/15/14(a)                                       3,671      3,584,353
Mitsubishi UFG Capital Finance 1, Ltd.
   Callable 7/25/16 @ 100.00
   6.346%, 7/29/49(a)                                        615        624,156
RBS Capital Trust III
   Callable 9/30/14 @ 100.00
   5.512%, 9/29/49(a)(b)                                   1,950      1,927,376
Resona Bank, Ltd.
   5.85%, 9/29/49(a)(d)                                      240        234,350
Resona Preferred Global Securities
   Callable 7/30/15 @ 100.00
   7.191%, 12/29/49(a)(d)                                    450        469,545
Royal Bank of Scotland Group PLC
   5.00%, 10/01/14(a)                                        145        140,709
Sanwa Bank, Ltd.
   7.40%, 6/15/11(a)                                         280        302,502
Sumitomo Mitsui Banking Corp.
   Callable 10/15/15 @ 100.00
   5.625%, 7/29/49(a)(b)(d)                                  410        400,791
The Huntington National Bank
   Senior Note
   4.375%, 1/15/10(a)                                        980        950,522
UBS Preferred Funding Trust I
   Callable 10/01/10 @ 100
   8.622%, 10/29/49(a)                                     1,295      1,430,515
UFJ Finance Aruba AEC
   6.75%, 7/15/13(a)                                         500        533,584
Wachovia Capital Trust III
   Callable 3/15/11 @ 100.00
   5.80%, 8/29/49(a)                                       1,230      1,240,154


5 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Wells Fargo & Co.
   Senior Note
   4.20%, 1/15/10(a)                                 $       975   $    949,842
Zions Bancorporation
   5.50%, 11/16/15(a)                                        820        806,741
                                                                   ------------
                                                                     15,454,790
                                                                   ------------
Brokerage-0.2%
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13(a)                                         670        646,745
   5.125%, 1/15/15(a)                                        800        781,661
                                                                   ------------
                                                                      1,428,406
                                                                   ------------
Finance Companies-0.8%
American General Finance Corp.
   Medium-Term Note
   4.625%, 5/15/09(a)                                      2,200      2,165,264
CIT Group, Inc.
   Senior Note
   Senior Note
   7.75%, 4/02/12(a)                                       1,125      1,240,321
Countrywide Home Loans, Inc.
   Medium-Term Note, Series L
   4.00%, 3/22/11(a)                                       1,400      1,329,101
HSBC Finance Corp.
   7.00%, 5/15/12(a)                                         580        625,348
iStar Financial, Inc.
   Senior Note
   5.15%, 3/01/12(a)                                         600        583,521
                                                                   ------------
                                                                      5,943,555
                                                                   ------------
Insurance-0.7%
Assurant, Inc.
   5.625%, 2/15/14(a)                                        750        747,970
Humana, Inc.
   Senior Note
   6.30%, 8/01/18(a)                                         700        705,103
Liberty Mutual Group
   5.75%, 3/15/14(a)(d)                                      855        851,830
MetLife, Inc.
   5.00%, 11/24/13(a)                                        780        763,224
WellPoint, Inc.
   3.75%, 12/14/07(a)                                        388        381,876


           SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
                           INSTITUTIONAL PORTFOLIO o 6

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Zurich Capital Trust I
   Callable 6/01/07 @104.19
   8.376%, 6/01/37(a)(d)                             $     1,740   $  1,823,812
                                                                   ------------
                                                                      5,273,815
                                                                   ------------
                                                                     28,100,566
                                                                   ------------
Industrial-6.8%
Basic Industry-0.5%
International Paper Co.
   5.30%, 4/01/15(a)                                       1,040      1,002,257
Ispat Inland ULC
   Callable 4/01/09 @ 104.88
   9.75%, 4/01/14(a)                                         600        670,500
Union Carbide Corp.
   Debenture
   7.75%, 10/01/96(a)                                        735        768,029
Westvaco Corp.
   8.20%, 1/15/30(a)                                         390        437,309
Weyerhaeuser Co.
   5.95%, 11/01/08(a)                                        845        851,756
                                                                   ------------
                                                                      3,729,851
                                                                   ------------
Capital Goods-0.4%
Hutchison Whampoa International, Ltd.
   7.45%, 11/24/33(a)(d)                                   1,170      1,349,045
Textron Financial Corp.
   4.125%, 3/03/08(a)                                        945        931,735
Tyco International Group, SA
   6.00%, 11/15/13(a)                                      1,045      1,081,235
                                                                   ------------
                                                                      3,362,015
                                                                   ------------
Communications - Media-1.3%
AT&T Broadband Corp.
   9.455%, 11/15/22(a)                                     1,020      1,320,835
British Sky Broadcasting Group PLC
   6.875%, 2/23/09(a)                                        455        468,396
BSKYB Finance United Kingdom PLC
   5.625%, 10/15/15(a)(d)                                  1,200      1,175,272
Comcast Corp.
   5.30%, 1/15/14(a)                                       1,040      1,018,635
Cox Enterprises, Inc.
   4.375%, 5/01/08(a)(d)                                   1,155      1,134,999
News America Holdings, Inc.
   9.25%, 2/01/13(a)                                         890      1,044,300


7 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
News America, Inc.
   6.55%, 3/15/33(a)                                 $       665   $    668,239
R. R. Donnelley & Sons Co.
   4.95%, 4/01/14(a)                                         485        447,279
Time Warner Entertainment Co.
   Senior Debenture
   8.375%, 3/15/23(a)                                      1,735      2,035,433
WPP Finance Corp.
   5.875%, 6/15/14(a)                                        750        748,682
                                                                   ------------
                                                                     10,062,070
                                                                   ------------
Communications - Telecommunication-2.5%
AT&T Corp.
   7.30%, 11/15/11(a)                                      1,110      1,201,770
   8.00%, 11/15/31(a)                                        345        428,034
AT&T Wireless Services, Inc.
   Senior Note
   8.75%, 3/01/31(a)                                         915      1,189,102
British Telecommunications PLC
   8.375%, 12/15/10(a)                                     1,960      2,187,380
CenturyTel, Inc.
   Series G
   6.875%, 1/15/28(a)                                      1,125      1,087,427
Embarq Corp.
   6.738%, 6/01/13(a)                                        150        153,526
New Cingular Wireless Services,  Inc.
   7.875%, 3/01/11(a)                                      2,280      2,486,951
Sprint Capital Corp.
   8.375%, 3/15/12(a)                                      4,085      4,539,996
Telecom Italia Capital
   4.00%, 11/15/08-1/15/10(a)                              3,165      3,034,558
   6.375%, 11/15/33(a)                                       270        255,104
Verizon Global Funding Corp.
   4.90%, 9/15/15(a)                                         890        848,822
Verizon New Jersey, Inc.
  Debenture
   5.875%, 1/17/12(a)                                      1,195      1,210,570
Vodafone Group PLC
   5.50%, 6/15/11(a)                                       1,650      1,654,189
                                                                   ------------
                                                                     20,277,429
                                                                   ------------
Consumer Cyclical - Automotive-0.1%
DaimlerChrysler North America Corp.
   4.875%, 6/15/10(a)                                        540        526,394
                                                                   ------------


           SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
                           INSTITUTIONAL PORTFOLIO o 8

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Consumer Cyclical - Other-0.6%
Centex Corp.
   5.45%, 8/15/12(a)                                 $     1,023   $  1,006,584
ITT Corp.
   7.375%, 11/15/15(a)                                     1,409      1,442,530
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/01/12(a)                                      1,474      1,556,719
Toll Brothers Finance Corp.
   6.875%, 11/15/12(a)                                       715        737,208
                                                                   ------------
                                                                      4,743,041
                                                                   ------------
Consumer Non Cyclical-0.5%
Altria Group, Inc.
   7.75%, 1/15/27(a)                                       1,300      1,576,756
ConAgra Foods, Inc.
   7.875%, 9/15/10(a)                                        235        254,311
Kraft Foods, Inc.
   5.25%, 10/01/13(a)                                        675        666,469
Safeway, Inc.
   4.125%, 11/01/08(a)                                       548        535,250
   6.50%, 3/01/11(a)                                         360        372,442
Wyeth
   5.50%, 2/01/14(a)                                       1,036      1,041,316
                                                                   ------------
                                                                      4,446,544
                                                                   ------------
Energy-0.4%
Amerada Hess Corp.
   7.875%, 10/01/29(a)                                     1,225      1,429,933
Tengizchevroil Finance Co.
   6.124%, 11/15/14(a)(d)                                    405        403,987
Valero Energy Corp.
   6.875%, 4/15/12(a)                                      1,255      1,326,924
                                                                   ------------
                                                                      3,160,844
                                                                   ------------
Technology-0.5%
Cisco Systems, Inc.
   5.25%, 2/22/11(a)                                         630        631,581
International Business Machines Corp.
   Medium-Term Note
   4.375%, 6/01/09(a)                                        365        358,722
Motorola, Inc.
   7.625%, 11/15/10(a)                                       115        123,824


9 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Oracle Corp.
   5.25%, 1/15/16(a)                                 $     2,885   $  2,824,115
                                                                   ------------
                                                                      3,938,242
                                                                   ------------
                                                                     54,246,430
                                                                   ------------
Utilities-1.7%
Electric-1.6%
Carolina Power & Light Co.
   6.50%, 7/15/12(a)                                       1,160      1,215,525
Consumers Energy Co.
   Series C
   4.25%, 4/15/08(a)                                         610        600,715
Duke Capital LLC
   5.50%, 3/01/14(a)                                         660        652,469
   Senior Note
   8.00%, 10/01/19(a)                                      1,110      1,290,436
Exelon Corp.
   6.75%, 5/01/11(a)                                       1,525      1,592,887
FirstEnergy Corp.
   6.45%, 11/15/11(a)                                      1,440      1,501,648
   7.375%, 11/15/31(a)                                     1,525      1,736,725
MidAmerican Energy Holdings Co.
   Senior Note
   5.875%, 10/01/12(a)                                       420        427,538
NiSource Finance Corp.
   7.875%, 11/15/10(a)                                       605        652,711
Pacific Gas & Electric Co.
   4.80%, 3/01/14(a)                                         985        944,145
Progress Energy, Inc.
   7.10%, 3/01/11(a)                                         427        454,734
Public Service Co. of Colorado
   7.875%, 10/01/12(a)                                       420        471,232
SPI Electricity & Gas Australia Holdings
   Pty Ltd.
   6.15%, 11/15/13(a)(d)                                   1,150      1,191,617
                                                                   ------------
                                                                     12,732,382
                                                                   ------------
Natural Gas-0.1%
Duke Energy Field Services Corp.
   7.875%, 8/16/10(a)                                        370        397,987
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14(a)                                        600        589,279
                                                                   ------------
                                                                        987,266
                                                                   ------------
                                                                     13,719,648
                                                                   ------------


           SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
                           INSTITUTIONAL PORTFOLIO o 10

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Total Corporates - Investment Grade
   (cost $96,601,529)                                                96,066,644
                                                                   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES-8.4%
NON-AGENCY FIXED RATE CMBS-8.4%
Banc America Commercial Mortgage, Inc.
   Series 2001-PB1 Class A2
   5.787%, 5/11/35(a)                                $     1,718   $  1,752,139
   Series 2004-4 Class A3
   4.128%, 7/10/42(a)                                      1,925      1,871,739
   Series 2004-6 Class A2
   4.161%, 12/10/42(a)                                     2,590      2,513,792
Bear Stearns Commercial Mortgage
   Securities, Inc.
   Series 2005-T18 Class A4
   4.933%, 2/13/42(a)                                      2,635      2,564,184
Credit Suisse Mortgage Capital Certificates
   Series 2006-C3 Class A3
   5.828%, 6/15/38(a)                                      2,385      2,477,776
CS First Boston Mortgage Securities Corp.
   Series 2003-CK2 Class A2
   3.861%, 3/15/36(a)                                      1,695      1,658,456
   Series 2004-C1 Class A4
   4.75%, 1/15/37(a)                                       1,030        996,231
   Series 2005-C1 Class A4
   5.014%, 2/15/38(a)                                      2,175      2,127,849
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Class A3FX
   4.863%, 7/10/45(a)                                      2,395      2,368,056
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 Class A4
   4.111%, 7/05/35(a)                                      2,035      1,909,039
   Series 2003-C2 Class A3
   4.533%, 1/05/36(a)                                      1,010        983,940
   Series 2005-GG3 Class A2
   4.305%, 8/10/42(a)                                      2,645      2,575,690
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A6
   5.396%, 8/10/38(a)                                      2,015      2,024,350
JPMorgan Chase Commercial Mortgage
   Securities
   Series 2004-C1 Class A2
   4.302%, 1/15/38(a)                                        270        259,944
   Series 2005-LDP3 Class A2


11 o SANFORD C. BERNSTEIN FUND. INC, II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
   4.851%, 8/15/42(a)                                $     2,085   $  2,056,156
   Series 2005-LDP4 Class A2
   4.79%, 10/15/42(a)                                      1,970      1,938,964
   Series 2006-CB15 Class A4
   5.814%, 6/12/43(a)                                      2,125      2,193,128
   Series 2006-CB14 Class A4
   5.481%, 12/12/44(a)                                     1,380      1,391,100
   Series 2006-CB16 Class A4
   5.552%, 5/12/45(a)                                      3,740      3,798,082
   Series 2005-LDP1 Class A4
   5.038%, 3/15/46(a)                                      2,665      2,606,530
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A4
   5.133%, 6/15/29(a)                                      3,925      3,960,678
   Series 2004-C8 Class A2
   4.201%, 12/15/29(a)                                     2,025      1,967,566
   Series 2005-C1 Class A4
   4.742%, 2/15/30(a)                                      1,850      1,781,796
   Series 2005-C7 Class A4
   5.197%, 11/15/30(a)                                     1,965      1,945,547
   Series 2003-C3 Class A4
   4.166%, 5/15/32(a)                                      3,380      3,182,540
Merrill Lynch Mortgage Trust
   Series 2005-CKI1 Class A6
   5.244%, 11/12/37(a)(b)                                  1,730      1,725,055
   Series 2005-MKB2 Class A2
   4.806%, 9/12/42(a)                                      3,210      3,166,673
Merrill Lynch/Countrywide Commercial
   Mortgage Trust
   Series 2006-2 Class A4
   5.91%, 6/12/46(a)                                       2,095      2,189,757
Morgan Stanley Capital I
   Series 2005-T17 Class A5
   4.78%, 12/13/41(a)                                      2,960      2,855,682
   Series 2005-HQ5 Class A4
   5.168%, 1/14/42(a)                                      3,745      3,703,693
                                                                   ------------
Total Commercial Mortgage Backed Securities
   (cost $66,944,327)                                                66,546,132
                                                                   ------------
U.S. TREASURIES-7.3%
United States Treasury Bonds
   8.75%, 5/15/17(a)                                      13,605     17,998,993
   4.50%, 2/15/36(a)(e)                                   22,945     21,819,273


           SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
                           INSTITUTIONAL PORTFOLIO o 12

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
United States Treasury Note
   4.875%, 5/31/11(a)                                $    17,936   $ 18,059,310
                                                                   ------------
Total U.S. Treasuries
   (cost $56,987,264)                                                57,877,576
                                                                   ------------
BANK LOANS-3.8%
NON-INVESTMENT GRADE-3.8%
Financial Institutions-0.2%
Finance Company-0.1%
LPL Holdings, Inc.
   8.367%-10.25%, 6/28/13                                    497        498,738
                                                                   ------------
Real Estate Investment Trust-0.1%
Crescent Resources LLC
   8.35%, 11/01/12                                         1,000        997,500
                                                                   ------------
                                                                      1,496,238
                                                                   ------------
Industrial-3.3%
Basic Industry-0.6%
Blitz 06-103 GMBH
   7.625%, 12/04/13(a)                                     1,000      1,001,560
Ferro Corp.
   8.10%-8.60%, 6/06/12                                    1,000        997,080
Hexion Specialty
   7.375%, 5/04/13                                         2,049      2,044,880
   7.875%, 5/04/13                                           444        443,093
                                                                   ------------
                                                                      4,486,613
                                                                   ------------
Capital Goods-0.2%
GPS CCMP Merger Corp.
   7.82%, 10/31/13                                           500        501,040
Landsource Communities
   7.875%, 3/31/10                                           750        739,688
United Subcontractor
   8.36%, 12/27/12                                           750        727,500
                                                                   ------------
                                                                      1,968,228
                                                                   ------------
Communications - Media-0.5%
Cablevision Systems Corp.
   6.861%-7.121%, 2/24/13                                    746        746,407
Cebridge Connections
   6.00%, 5/04/15                                            748        747,310
Charter Communications
   8.005%, 4/28/13                                         1,000      1,005,210
Six Flags, Inc.
   8.62%-8.87%, 6/30/09                                      893        901,784


13 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
TDS Investor Corp.
   3.00%, 8/22/13                                    $       750   $    749,946
                                                                   ------------
                                                                      4,150,657
                                                                   ------------
Communications - Telecommunication-0.3%
Choice One Communications, Inc.
   9.375%, 6/28/12                                         1,000      1,006,670
   11.625%, 6/28/12                                        1,000      1,008,330
                                                                   ------------
                                                                      2,015,000
                                                                   ------------
Consumer Cyclical - Automotive-0.4%
Ford Motor Co.
   8.36%, 11/29/13                                         1,000      1,001,720
General Motors Corp.
   7.745%, 12/16/13                                          750        750,105
Lear Corp.
   7.864%-7.87%, 4/25/12                                     499        497,254
Visteon Corp.
   8.61%, 5/31/13                                          1,000      1,003,750
                                                                   ------------
                                                                      3,252,829
                                                                   ------------
Consumer Cyclical - Retailer-0.1%
Jean Coutu Group, Inc.
   7.938%, 7/30/11                                           743        743,334
                                                                   ------------
Consumer Non Cyclical-0.2%
FHC Health Systems
   11.37%, 6/30/08                                         1,000      1,010,000
HCA, Inc.
   8.114%, 11/07/13                                          750        757,973
                                                                   ------------
                                                                      1,767,973
                                                                   ------------
Energy-0.2%
CDX Gas LLC
   10.614%, 3/31/13(a)                                     1,000      1,005,000
Endeavor
   12.37%, 11/01/11                                          500        510,000
                                                                   ------------
                                                                      1,515,000
                                                                   ------------
Service-0.5%
Dealer Computer Services, Inc.
   5.50%, 10/26/12                                           748        751,551
   7.85%, 10/26/12                                           500        505,210
Idearc, Inc.
   2.00%, 11/17/14                                           800        804,144
PGT Industies
   3.00%, 2/14/12(a)                                         750        748,125


           SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
                           INSTITUTIONAL PORTFOLIO o 14

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
West Corp.
   8.10%, 10/18/13                                   $     1,500   $  1,500,705
                                                                   ------------
                                                                      4,309,735
                                                                   ------------
Technology-0.2%
Eastman Kodak Co.
   7.60%, 10/18/12                                           409        409,486
Marvell Technology Group, Ltd.
   7.35%, 11/06/09                                           498        498,437
Sorenson Communications, Inc.
   12.37%, 1/31/14                                         1,000      1,010,000
                                                                   ------------
                                                                      1,917,923
                                                                   ------------
Transportation - Services-0.1%
Oshkosh Truck Corp.
   7.35%, 12/06/13(a)                                        500        500,625
                                                                   ------------
                                                                     26,627,917
                                                                   ------------
Utilities-0.3%
Electric-0.2%
Plum Point
   10.614%, 9/14/14                                          633        645,501
Reliant Energy
   5.216%, 12/01/10                                          321        323,238
   7.725%, 12/01/10                                          429        430,984
                                                                   ------------
                                                                      1,399,723
                                                                   ------------
Utility-Other-0.1%
GBGH LLC
   10.859%, 8/07/13                                          700        700,000
                                                                   ------------
                                                                      2,099,723
                                                                   ------------
Total Bank Loans
   (cost $30,193,328)                                                30,223,878
                                                                   ------------
GOVERNMENT-RELATED - NON-US ISSUERS-2.9%
SOVEREIGNS-2.9%
Russian Federation
   5.00%, 3/31/30(a)(d)                                   13,415     15,179,072
United Mexican States
   5.625%, 1/15/17(a)                                      7,640      7,678,200
                                                                   ------------
Total Government-Related - Non-US Issuers
   (cost $22,052,715)                                                22,857,272
                                                                   ------------


15 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-2.9%
AUTOS - FIXED RATE-0.2%
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08(a)                                 $     1,745   $  1,739,743
                                                                   ------------
HOME EQUITY LOANS - FIXED RATE-0.7%
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Class AFPT
   3.36%, 1/25/33(a)                                         594        543,309
Credit-Based Asset Servicing & Securities
   Trust
   Series 2005-CB7 Class AF2
   5.15%, 11/25/35(a)                                      1,490      1,479,085
Home Equity Mortgage Trust
   Series 2005-4 Class A3
   4.742%, 1/25/36(a)                                      1,655      1,637,341
   Series 2006-1 Class A2
   5.30%, 5/25/36(a)                                         840        837,362
Residential Funding Mortgage Securities II
   Series 2005-HI2 Class A3
   4.46%, 5/25/35(a)                                       1,100      1,080,767
                                                                   ------------
                                                                      5,577,864
                                                                   ------------
HOME EQUITY LOANS - FLOATING RATE-1.9%
Asset Backed Funding Certificates
   Series 2003-WF1 Class A2
   6.07%, 12/25/32(a)(b)                                     654        655,267
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Class 1A1
   5.50%, 4/25/22(a)(b)                                      497        497,308
GE-WMC Mortgage Securities LLC
   Series 2005-2 Class A2B
   5.52%, 12/25/35(a)(b)                                   1,785      1,785,910
Home Equity Mortgage Trust
   Series 2005-2 Class A1
   5.53%, 7/25/35(a)(b)                                      143        142,591
Household Home Equity Loan Trust
   Series 2005-3 Class A1
   5.61%, 1/20/35(a)(b)                                    1,335      1,337,592
Master Asset Backed Securities Trust
   Series 2004-HE1 Class A1
   5.75%, 9/25/34(a)(b)                                    1,116      1,118,105


           SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
                          INSTITUTIONAL PORTFOLIO O 16

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
RAAC Series
   Series 2006-SP3 Class A1
   5.40%, 8/25/36(a)(b)                              $     1,708   $  1,707,915
Residential Asset Mortgage Products, Inc.
   Series 2005-RS3 Class AIA2
   5.52%, 3/25/35(a)(b)                                    1,683      1,682,574
   Series 2005-RZ1 Class A2
   5.55%, 4/25/35(a)(b)                                    2,565      2,567,411
Residential Asset Securities Corp.
   Series 2002-KS7 Class A2
   5.72%, 11/25/32(a)(b)                                     281        280,997
Saxon Asset Securities Trust
   Series 2005-4 Class A2B
   5.53%, 11/25/37(a)(b)                                   1,825      1,825,856
Specialty Underwriting & Residential Finance
   Series 2006-BC1 Class A2A
   5.43%, 12/25/36(a)(b)                                   1,070      1,070,357
                                                                   ------------
                                                                     14,671,883
                                                                   ------------
OTHER - FIXED RATE-0.1%
DB Master Finance, LLC
   Series 2006-1 Class A2
   5.779%, 6/20/31(a)(b)(d)                                  700        709,450
                                                                   ------------
Total Asset-Backed Securities
   (cost $22,776,932)                                                22,698,940
                                                                   ------------
MORTGAGE CMOS-2.4%
AGENCY ADJUSTABLE RATE-0.1%
Fannie Mae Grantor Trust
  Series 2004-T5 Class AB4
  5.404%, 5/28/35(a)(b)                                      598        598,349
                                                                   ------------
AGENCY FIXED RATE-0.7%
Federal Home Loan Mortgage Corp.
   Series R007 Class AC
   5.875%, 5/15/16(a)                                      5,494      5,507,275
                                                                   ------------
NON-AGENCY ADJUSTABLE RATE-1.1%
Countrywide Alternative Loan Trust
   Series 2005-62 Class 2A1
   5.758%, 12/25/35(a)(b)                                  1,857      1,858,428
   Series 2006-0A14 Class 3A1
   5.608%, 11/25/46(a)(b)                                  3,155      3,151,099
JPMorgan Alternative Loan Trust
   Series 2006-S1 Class 3A1
   5.43%, 3/25/36(a)(b)                                    1,062      1,062,336


17 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Structured Asset Mortgage Investment, Inc.
   Series 2004-AR5 Class 1A1
   5.68%, 10/19/34(a)(b)                             $     1,956   $  1,954,811
Washington Mutual, Inc.
   Series 2005-AR2 Class 2A22
   5.57%, 1/25/45(a)(b)                                      488        487,838
                                                                   ------------
                                                                      8,514,512
                                                                   ------------
NON-AGENCY FIXED RATE-0.5%
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-AR11 Class A4
   5.537%, 8/25/36(a)                                      4,271      4,249,297
                                                                   ------------
Total Mortgage CMOS
   (cost $18,840,785)                                                18,869,433
                                                                   ------------
EMERGING MARKETS - NON-INVESTMENT GRADE-2.0%
SOVEREIGNS-2.0%
Brazil (Republic of)
   8.25%, 1/20/34(a)                                       9,865     11,985,975
Peru (Republic of)
   7.35%, 7/21/25(a)                                       3,157      3,567,410
                                                                   ------------
Total Emerging Markets - Non-Investment Grade
   (cost $14,569,384)                                                15,553,385
                                                                   ------------
CORPORATES - NON-INVESTMENT GRADE-1.5%
CORPORATES-1.5%
Industrial-1.3%
Basic Industry-0.3%
AK Steel Corp.
   7.875%, 2/15/09(a)                                        455        455,000
Ineos Group Holdings PLC
   Callable 2/15/11 @ 104.25
   8.50%, 2/15/16(a)(d)                                      730        697,150
Packaging Corp. of America
   5.75%, 8/01/13(a)                                         790        763,901
Rhodia, SA
   10.25%, 6/01/10(a)                                        505        575,700
                                                                   ------------
                                                                      2,491,751
                                                                   ------------
Communications - Media-0.3%
Cablevision Systems Corp.
   8.00%, 4/15/12(a)                                         730        717,225


         18 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
                             INSTITUTIONAL PORTFOLIO

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.
   5.50%, 9/15/14(a)                                 $     1,575   $  1,328,607
DirecTV Holdings LLC
   Callable 6/15/10 @ 103.19
   6.375%, 6/15/15(a)                                        705        675,919
                                                                   ------------
                                                                      2,721,751
                                                                   ------------
Communications - Telecommunication-0.1%
Qwest Communications International, Inc.
   Callable 2/15/09 @ 103.75 7.50%,
   2/15/14(a)                                                665        684,950
Qwest Corp.
   8.875%, 3/15/12(a)                                        195        217,181
                                                                   ------------
                                                                        902,131
                                                                   ------------
Consumer Cyclical - Automotive-0.2%
Ford Motor Credit Co.
   6.50%, 1/25/07(a)                                         740        740,123
   6.625%, 6/16/08(a)                                      1,040      1,039,291
                                                                   ------------
                                                                      1,779,414
                                                                   ------------
Consumer Cyclical - Other-0.1%
MGM MIRAGE
   8.375%, 2/01/11(a)                                        655        679,563
Riviera Holdings Corp.
   Callable 3/15/07 @ 105.50
   11.00%, 6/15/10(a)                                        220        233,200
                                                                   ------------
                                                                        912,763
                                                                   ------------
Consumer Non Cyclical-0.2%
Tyson Foods, Inc.
   8.25%, 10/01/11(a)                                      1,285      1,388,598
                                                                   ------------
Service-0.1%
Hertz Corp.
   Callable 1/01/10 @ 104.44
   8.875%, 1/01/14(a)(d)                                     610        638,975
                                                                   ------------
                                                                     10,835,383
                                                                   ------------
Utilities-0.2%
NRG Energy, Inc.
   7.25%, 2/01/14(a)                                         115        115,862
   7.375%, 2/01/16(a)                                        615        618,075
The Williams Cos., Inc.
   7.875%, 9/01/21(a)                                        650        697,125
                                                                   ------------
                                                                      1,431,062
                                                                   ------------
Total Corporates - Non-Investment Grade
   (cost $12,316,631)                                                12,266,445
                                                                   ------------


19 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

                                                       Share
                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-12.5%
Mutual Fund-8.4%
AllianceBernstein STIF Fund - Prime
Portfolio 5.25%                                       67,195,667   $ 67,195,667
                                                                   ------------
U.S. Government & Government Sponsored Agency
Obligations-4.1%
Federal Home Loan Bank
   Zero coupon, 2/07/07(e)(f)                        $    32,510     32,339,911
                                                                   ------------
Total Short-Term Investments
   (cost $99,535,578)                                                99,535,578
                                                                   ------------
Total Investments - 109.7%
   (cost $868,343,092)(g)                                           870,687,774
Other assets less liabilities - (9.7)%                              (76,681,823)
                                                                   ------------
Net Assets - 100%                                                  $794,005,951
                                                                   ------------

INTEREST RATE SWAP CONTRACTS

                                                       RATE TYPE
                                          -----------------------------------
                   Notional                                                      Unrealized
                    Amount   Termination    Payments made   Payments received   Appreciation/
Swap Counterparty   (000)       Date      by the Portfolio   by the Portfolio  (Depreciation)
---------------------------------------------------------------------------------------------
Lehman Brothers     24,500     10/28/07    3 month LIBOR+         4.800%         $(143,150)
Lehman Brothers     10,130     11/02/07    3 month LIBOR+         4.814%           (58,281)
Lehman Brothers      9,000     12/04/11    3 month LIBOR+         4.850%           (71,235)
Lehman Brothers     16,000      1/23/08    3 month LIBOR+         4.778%            64,347

+    Interest based on LIBOR (London Interbank Offered Rate).

FORWARD CURRENCY EXCHANGE CONTRACTS


        20 o SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION
                             INSTITUTIONAL PORTFOLIO

                                          U.S. $
                            Contract    Value on      U.S. $       Unrealized
                             Amount   Orginination   Current      Appreciation/
                             (000)        Date        Value      (Depreciation)
-------------------------------------------------------------------------------
Sale Contracts
                 Settling
Japanese Yen     1/25/07   7,645,200   $65,535,042  $64,476,381    $1,058,661
                 Settling
Japanese Yen     1/25/07     658,129     5,542,603    5,550,379        (7,776)
                 Settling
Mexican Peso     1/08/07     123,756    11,262,855   11,450,841      (187,986)
                 Settling
Mexican Peso     1/26/07      90,612     8,337,868    8,377,633       (39,765)
                 Settling
Norwegian Krone  1/10/07      35,688     5,836,063    5,726,933       109,130
                 Settling
Swedish Krona    1/24/07     182,794    26,874,490   26,747,018       127,472

FINANCIAL FUTURES CONTRACTS

                                                           Value at        Unrealized
                   Number of   Expiration     Original    December 31,   Appreciation/
Type               Contracts      Month        Value         2006        (Depreciation)
---------------------------------------------------------------------------------------

Purchased
U.S. Treasury
Notes
5 Yr Futures          190      March 2007   $20,127,145    $19,961,875     $(165,270)
U.S. Treasury
Notes
10 Yr Futures          30      March 2007     3,261,649      3,224,063       (37,586)
U.S. Treasury
Bonds
Futures               144      March 2007    16,386,199     16,047,000      (339,199)
Sold


21 o SANFORD C. BERNSTEIN FUND, INC, II - INTERMEDIATE DURATION
INSTITUTIONAL PORTFOLIO

Japan Government
Bonds
10 Yr Futures          16      March 2007    18,069,459     18,022,772        46,687
                                                                           ---------
                                                                           $(495,368)
                                                                           =========

(a) Positions, or portion thereof, with an aggregate market value of $676,522,775 have been segregated to collateralize open forward currency exchange contracts.

(b)  Variable rate coupon, rate shown as of December 31, 2006.

(c)  When-issued security.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $28,119,545 or 3.5% of net assets.

(e) Represents entire or partial position segregated as collateral for open future contracts.

(f) Represents entire or partial position segregated as collateral for when issued and delayed delivery securities.

(g) At December 31, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,773,593 and gross unrealized depreciation of investments was $6,428,911, resulting in net unrealized appreciation of $2,344,682 (excluding futures contracts and swap transactions).

    Glossary of Terms:
    TBA - To Be Announced.

    Currency Abbreviations:
    JPY - Japanese Yen
    MXN - Mexican Peso
    NOK - Norwegian Krone
    SEK - Swedish Krona.


           SANFORD C. BERNSTEIN FUND, INC, II - INTERMEDIATE DURATION
                          INSTITUTIONAL PORTFOLIO o 22

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT

3 (a) (1)     Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: February 22, 2007


                                      24